Capital lease obligation (Tables)	12 Months Ended
Dec. 31, 2015
Capital Lease Obligation Tables
Capital lease obligation
	2015	2014
Capital lease obligation	$195,625	$-
Less current portion	(34,159)	-
	161,466	-

Year ended December 31:
2016	$34,159
2017	36,769
2018	39,579
2019	42,603
2020	45,859
195,625